CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 21,926	$ 12,449	$ 10,392
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Depreciation and amortization	10,759	7,710	6,285
Write-off of leasehold improvement			309
Share-based compensation	930	2,273	216
Loss on disposal of property and equipment	163	475	122
Provision for doubtful account	1,100	1,800	481
Inventory written-down	0	0	25
Amortization of discount on payable purchase of non-controlling interest of Shanghai Guobin Medical Center Co., Ltd	504	629	155
Loss from equity method investment	156
Changes in assets and liabilities
Accounts receivable	(3,802)	(12,986)	(6,421)
Inventories	(459)	(97)	(253)
Prepaid expenses and other current assets	(1,193)	176	45
Amount due from related parties		(477)	49
Deferred tax assets	(1,232)	(1,081)	64
Rental deposit and other long-term assets	(1,485)	(1,429)	(1,244)
Accounts payable	(955)	1,864	991
Accrued expenses and other current liabilities	2,884	3,071	2,235
Income tax payable	3,824	528	1,332
Amount due to related parties			(198)
Deferred revenues	1,774	1,589	(442)
Deferred government subsidy	(79)	(62)	(62)
Deferred tax liabilities	(512)	(118)	(76)
Net cash generated from operating activities	34,303	16,314	14,005
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(35,838)	(9,979)	(12,205)
Proceeds from disposal of property and equipment	13	94	3
Restricted cash	(18,429)		65
Payment for business acquisitions (net of cash acquired of $50, $4 and $2,749 for years ended March 31, 2012, 2013 and 2014, respectively)	(41,311)	(6,038)	(2,966)
Loan provided to related parties	(4,306)
Repayment of loan provided to a related party	3,483
Net cash used in investing activities	(96,714)	(16,058)	(15,706)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares	25,181	45,000
Proceeds from redesignation of convertible redeemable preferred shares	669
Proceeds from redesignation of Common A	612
Proceeds from exercise of share options			136
Proceeds from exercise of share option to shareholders			269
Payment for business acquisitions	(3,010)
Dividend distribution to non-controlling interest shareholder of Shanghai Guobin Medical Center Co., Ltd	(44)		(428)
Payment for professional fees in connection of issuance of series F convertible preferred shares	(2,847)
Proceeds from convertible loan		2,000
Repayment of convertible loan	(2,000)
Repayment short-term borrowing	(7,383)	(3,976)
Proceeds from short-term borrowings	20,298	7,800	1,563
Proceeds from long term borrowings	1,901
Net cash (used in)/ provided by financing activities	29,342	50,824	(1,161)
Effect of exchange rate changes	136	199	595
Net increase in cash and cash equivalent	(32,933)	51,279	(2,267)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	63,154	11,875	14,142
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	30,221	63,154	11,875
Supplemental cash flow information
Income tax paid	8,224	6,850	2,756
Interest paid	1,068	308
Supplemental non-cash financing and investing activities
Payable purchase of non-controlling interest of iKang Shanghai Xikang Road	(8,049)	(12,379)	(11,572)
Acquisition payable of business acquisitions	(3,628)	(505)	(1,383)
Payable of purchase of assets		(32)
Change in payable for purchase of property and equipment	4,927	1,802	1,022
iKang Zhejiang BVI
CASH FLOW FROM FINANCING ACTIVITIES
Capital contribution from non-controlling interest holder			477
iKang Shanghai Guobin Blue Cross Clinic Co. Ltd
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of non-controlling interest	(326)		(199)
Shenzhen iKang Guobin Hospital Management Inc.
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of non-controlling interest			(205)
Shenzhen Kefa Clinic
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of assets		(135)
Nanjing iKang Guobin Clinic Co., Ltd
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of assets			(16)
Shenzhen Xinglin Clinic Co., Ltd.
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of assets			(183)
iKang Changzhou
CASH FLOW FROM FINANCING ACTIVITIES
Capital contribution from non-controlling interest holder	732
Shanghai Guobin Medical Center Co., Ltd
CASH FLOW FROM FINANCING ACTIVITIES
Purchase of non-controlling interest of Shanghai Guobin Medical Center Co., Ltd.	$ (4,767)		$ (3,178)